CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 862,552	$ 850,736	$ 1,305,281
Investment in trading securities, at fair value cost of $651,580 (December 31, 2014 - $710,297, December 31, 2013 - $779,097)	101,214	81,012	141,030
Receivables and other assets	31,636	103,047	270,884
Inventory	53,932	89,938	0
Total current assets	1,049,334	1,124,733	1,717,195
Restricted cash	221,322	221,322	221,322
Equipment	486,525	632,735	820,813
Mineral properties	734,422	734,422	857,422
TOTAL ASSETS	2,491,603	2,713,212	3,616,752
Current
Accounts payable and accrued liabilities	246,721	230,798	310,912
Warrant liability	0	0	992
Asset retirement obligation	145,029	96,395	0
Total current liabilities	391,750	327,193	311,904
Asset retirement obligations	0	0	203,395
Total liabilities	391,750	327,193	515,299
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 45,662,417 common shares (December 31, 2014 - 45,811,417 common shares, December 31, 2013 - 46,263,917 common shares)	45,662	45,811	46,264
Additional paid in capital	31,095,966	30,990,260	31,018,184
Deficit	(1,427,764)	(1,427,764)	(1,427,764)
Deficit accumulated	(26,674,737)	(26,247,372)	(25,553,473)
Total Xtra-Gold Resources Corp. stockholders' equity	3,039,127	3,360,935	4,083,211
Non-controlling interest	(939,274)	(974,916)	(981,758)
Total equity	2,099,853	2,386,019	3,101,453
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,491,603	$ 2,713,212	$ 3,616,752